UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA REAL ESTATE EQUITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

TABLE OF CONTENTS

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	25
Board Consideration and Approval of Advisory Agreement	32
Important Information About This Report	37

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Real Estate Equity Fund (the Fund) Class A shares returned -5.92% excluding sales charges for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the FTSE NAREIT Equity REITs Index, which returned -5.67% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		-5.92	3.60	12.58	6.04
Including sales charges		-11.32	-2.38	11.25	5.41
Class B	11/01/02
Excluding sales charges		-6.26	2.82	11.74	5.25
Including sales charges		-10.77	-1.97	11.48	5.25
Class C	10/13/03
Excluding sales charges		-6.28	2.82	11.73	5.25
Including sales charges		-7.18	1.87	11.73	5.25
Class I*	09/27/10	-5.76	4.05	13.08	6.41
Class K*	03/07/11	-5.84	3.74	12.75	6.19
Class R*	09/27/10	-6.05	3.34	12.27	5.64
Class R4*	11/08/12	-5.78	3.86	12.84	6.29
Class R5*	03/07/11	-5.75	3.93	12.96	6.35
Class W*	09/27/10	-5.92	3.60	12.59	6.07
Class Z	04/01/94	-5.80	3.85	12.85	6.30
FTSE NAREIT Equity REITs Index		-5.67	4.33	14.28	7.01

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The FTSE NAREIT Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Arthur Hurley, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at June 30, 2015)
Simon Property Group, Inc.	11.7
Public Storage	6.7
Alexandria Real Estate Equities, Inc.	4.7
Duke Realty Corp.	4.7
Equity Residential	4.5
General Growth Properties, Inc.	4.3
Equity LifeStyle Properties, Inc.	4.3
SL Green Realty Corp.	4.2
Ventas, Inc.	3.7
Essex Property Trust, Inc.	3.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	99.8
Money Market Funds	0.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	3.0
Financials	96.6
Information Technology	0.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	940.80	1,018.60	6.02	6.26	1.25
Class B	1,000.00	1,000.00	937.40	1,014.88	9.61	9.99	2.00
Class C	1,000.00	1,000.00	937.20	1,014.88	9.61	9.99	2.00
Class I	1,000.00	1,000.00	942.40	1,020.83	3.85	4.01	0.80
Class K	1,000.00	1,000.00	941.60	1,019.34	5.30	5.51	1.10
Class R	1,000.00	1,000.00	939.50	1,017.36	7.21	7.50	1.50
Class R4	1,000.00	1,000.00	942.20	1,019.84	4.82	5.01	1.00
Class R5	1,000.00	1,000.00	942.50	1,020.58	4.09	4.26	0.85
Class W	1,000.00	1,000.00	940.80	1,018.60	6.02	6.26	1.25
Class Z	1,000.00	1,000.00	942.00	1,019.84	4.82	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 3.0%
Hotels, Restaurants & Leisure 2.1%
Hilton Worldwide Holdings, Inc.(a)	391,800	10,794,090
Multiline Retail 0.9%
Hudson's Bay Co.	211,000	4,687,950
Total Consumer Discretionary		15,482,040
FINANCIALS 96.1%
Real Estate Investment Trusts (REITs) 96.1%
Diversified REITs 5.8%
Cousins Properties, Inc.	541,100	5,616,618
Duke Realty Corp.	1,297,000	24,085,290
Total		29,701,908
Health Care REITs 5.7%
Healthcare Trust of America, Inc., Class A	429,550	10,287,722
Ventas, Inc.	300,774	18,675,058
Total		28,962,780
Hotel & Resort REITs 6.7%
Host Hotels & Resorts, Inc.	546,356	10,834,239
RLJ Lodging Trust	516,100	15,369,458
Sunstone Hotel Investors, Inc.	554,378	8,321,214
Total		34,524,911
Industrial REITs 4.9%
First Industrial Realty Trust, Inc.	845,500	15,836,215
ProLogis, Inc.	251,269	9,322,080
Total		25,158,295
Office REITs 20.7%
Alexandria Real Estate Equities, Inc.	275,500	24,095,230
Boston Properties, Inc.	78,400	9,489,536
Brandywine Realty Trust	262,900	3,491,312
Digital Realty Trust, Inc.	261,800	17,456,824
Highwoods Properties, Inc.	315,600	12,608,220
Kilroy Realty Corp.	99,400	6,674,710
SL Green Realty Corp.	197,300	21,681,297
Vornado Realty Trust	113,200	10,746,076
Total		106,243,205

Common Stocks (continued)

Issuer	Shares	Value ($)
Residentials REITs 18.2%
Apartment Investment & Management Co., Class A	215,700	7,965,801
AvalonBay Communities, Inc.	70,379	11,251,491
Education Realty Trust, Inc.	82,566	2,589,270
Equity LifeStyle Properties, Inc.	414,600	21,799,668
Equity Residential	330,600	23,198,202
Essex Property Trust, Inc.	83,700	17,786,250
Sun Communities, Inc.	143,700	8,884,971
Total		93,475,653
Retail REITs 19.8%
Brixmor Property Group, Inc.	248,600	5,750,118
General Growth Properties, Inc.	864,500	22,183,070
Ramco-Gershenson Properties Trust	308,800	5,039,616
Retail Properties of America, Inc., Class A	441,900	6,155,667
Simon Property Group, Inc.	345,554	59,787,753
Taubman Centers, Inc.	35,700	2,481,150
Total		101,397,374
Specialized REITs 14.3%
American Tower Corp.	85,900	8,013,611
Coresite Realty Corp.	102,200	4,643,968
CubeSmart	290,270	6,722,653
Extra Space Storage, Inc.	139,800	9,117,756
Geo Group, Inc. (The)	98,200	3,354,512
Public Storage	185,059	34,119,328
Sovran Self Storage, Inc.	85,400	7,422,114
Total		73,393,942
Total Real Estate Investment Trusts (REITs)		492,858,068
Total Financials		492,858,068
INFORMATION TECHNOLOGY 0.4%
Internet Software & Services 0.4%
Equinix, Inc.	8,200	2,082,800
Total Information Technology		2,082,800
Total Common Stocks (Cost: $393,846,730)		510,422,908

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Money Market Funds 0.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	1,049,919	1,049,919
Total Money Market Funds (Cost: $1,049,919)		1,049,919
Total Investments (Cost: $394,896,649)		511,472,827
Other Assets & Liabilities, Net		1,510,484
Net Assets		512,983,311

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,052,887	66,806,531	(80,809,499)	1,049,919	3,670	1,049,919

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	15,482,040	—	—	15,482,040
Financials	492,858,068	—	—	492,858,068
Information Technology	2,082,800	—	—	2,082,800
Total Common Stocks	510,422,908	—	—	510,422,908
Money Market Funds	1,049,919	—	—	1,049,919
Total Investments	511,472,827	—	—	511,472,827

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $393,846,730)	$510,422,908
Affiliated issuers (identified cost $1,049,919)	1,049,919
Total investments (identified cost $394,896,649)	511,472,827
Receivable for:
Investments sold	4,167,067
Capital shares sold	4,698,100
Dividends	1,926,918
Foreign tax reclaims	956
Trustees' deferred compensation plan	53,503
Other assets	9,600
Total assets	522,328,971
Liabilities
Payable for:
Capital shares purchased	9,146,617
Investment management fees	9,934
Distribution and/or service fees	1,443
Transfer agent fees	78,387
Administration fees	860
Plan administration fees	24
Compensation of board members	3,867
Chief compliance officer expenses	70
Other expenses	50,955
Trustees' deferred compensation plan	53,503
Total liabilities	9,345,660
Net assets applicable to outstanding capital stock	$512,983,311
Represented by
Paid-in capital	$401,970,022
Undistributed net investment income	428,436
Accumulated net realized loss	(5,991,159)
Unrealized appreciation (depreciation) on:
Investments	116,576,178
Foreign currency translations	(166)
Total — representing net assets applicable to outstanding capital stock	$512,983,311

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

Class A
Net assets	$113,391,379
Shares outstanding	7,873,892
Net asset value per share	$14.40
Maximum offering price per share(a)	$15.28
Class B
Net assets	$1,680,743
Shares outstanding	116,427
Net asset value per share	$14.44
Class C
Net assets	$18,653,500
Shares outstanding	1,295,470
Net asset value per share	$14.40
Class I
Net assets	$52,439,977
Shares outstanding	3,628,170
Net asset value per share	$14.45
Class K
Net assets	$54,348
Shares outstanding	3,764
Net asset value per share	$14.44
Class R
Net assets	$8,188,632
Shares outstanding	569,077
Net asset value per share	$14.39
Class R4
Net assets	$197,039
Shares outstanding	13,459
Net asset value per share	$14.64
Class R5
Net assets	$6,434,913
Shares outstanding	447,135
Net asset value per share	$14.39
Class W
Net assets	$26,602
Shares outstanding	1,846
Net asset value per share	$14.41
Class Z
Net assets	$311,916,178
Shares outstanding	21,622,849
Net asset value per share	$14.43

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,825,258
Dividends — affiliated issuers	3,670
Foreign taxes withheld	(2,594)
Total income	8,826,334
Expenses:
Investment management fees	1,996,376
Distribution and/or service fees
Class A	162,090
Class B	11,630
Class C	104,885
Class R	23,240
Class W	38
Transfer agent fees
Class A	130,007
Class B	2,327
Class C	21,035
Class K	15
Class R	9,319
Class R4	182
Class R5	219
Class W	30
Class Z	355,820
Administration fees	171,529
Plan administration fees
Class K	73
Compensation of board members	15,093
Custodian fees	3,935
Printing and postage fees	35,129
Registration fees	57,093
Professional fees	24,958
Chief compliance officer expenses	142
Other	9,386
Total expenses	3,134,551
Expense reductions	(1,460)
Total net expenses	3,133,091
Net investment income	5,693,243
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	17,402,546
Foreign currency translations	2,128
Net realized gain	17,404,674
Net change in unrealized appreciation (depreciation) on:
Investments	(56,555,267)
Foreign currency translations	(153)
Net change in unrealized depreciation	(56,555,420)
Net realized and unrealized loss	(39,150,746)
Net decrease in net assets from operations	$(33,457,503)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$5,693,243	$8,357,156
Net realized gain	17,404,674	42,164,258
Net change in unrealized appreciation (depreciation)	(56,555,420)	86,963,771
Net increase (decrease) in net assets resulting from operations	(33,457,503)	137,485,185
Distributions to shareholders
Net investment income
Class A	(1,039,754)	(1,647,804)
Class B	(9,102)	(18,925)
Class C	(91,146)	(120,327)
Class I	(684,578)	(1,133,368)
Class K	(518)	(893)
Class R	(62,678)	(101,779)
Class R4	(1,801)	(8,696)
Class R5	(13,957)	(1,314)
Class W	(244)	(514)
Class Z	(3,309,469)	(5,329,166)
Net realized gains
Class A	(3,874,541)	(4,493,133)
Class B	(58,419)	(101,322)
Class C	(646,135)	(721,091)
Class I	(2,318,239)	(1,416,585)
Class K	(1,841)	(2,021)
Class R	(279,780)	(349,373)
Class R4	(6,565)	(3,159)
Class R5	(76,469)	(4,923)
Class W	(904)	(1,237)
Class Z	(10,908,773)	(12,469,029)
Total distributions to shareholders	(23,384,913)	(27,924,659)
Decrease in net assets from capital stock activity	(589,943)	(12,127,923)
Total increase (decrease) in net assets	(57,432,359)	97,432,603
Net assets at beginning of period	570,415,670	472,983,067
Net assets at end of period	$512,983,311	$570,415,670
Undistributed (excess of distributions over) net investment income	$428,436	$(51,560)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	984,843	16,251,509	2,158,461	31,755,236
Distributions reinvested	308,127	4,690,397	376,325	5,807,434
Redemptions	(1,640,870)	(26,448,834)	(2,476,738)	(36,464,049)
Net increase (decrease)	(347,900)	(5,506,928)	58,048	1,098,621
Class B shares
Subscriptions	4,794	80,084	11,896	176,159
Distributions reinvested	4,294	65,339	7,500	116,565
Redemptions(a)	(63,539)	(1,024,058)	(121,990)	(1,779,959)
Net decrease	(54,451)	(878,635)	(102,594)	(1,487,235)
Class C shares
Subscriptions	131,737	2,149,443	258,917	3,838,340
Distributions reinvested	40,477	613,589	42,976	667,642
Redemptions	(203,209)	(3,231,327)	(365,356)	(5,298,498)
Net decrease	(30,995)	(468,295)	(63,463)	(792,516)
Class I shares
Subscriptions	1,764,169	28,623,042	4,905,757	71,414,732
Distributions reinvested	196,701	3,002,583	167,509	2,549,596
Redemptions	(1,194,666)	(17,363,000)	(5,785,793)	(87,606,989)
Net increase (decrease)	766,204	14,262,625	(712,527)	(13,642,661)
Class K shares
Distributions reinvested	140	2,132	168	2,587
Redemptions	—	—	(2,042)	(29,775)
Net increase (decrease)	140	2,132	(1,874)	(27,188)
Class R shares
Subscriptions	82,979	1,327,490	220,547	3,230,740
Distributions reinvested	16,839	255,878	20,712	320,292
Redemptions	(153,289)	(2,452,999)	(196,072)	(2,916,998)
Net increase (decrease)	(53,471)	(869,631)	45,187	634,034
Class R4 shares
Subscriptions	7,424	125,746	230,796	3,213,349
Distributions reinvested	533	8,242	797	11,705
Redemptions	(347)	(5,605)	(227,030)	(3,422,966)
Net increase	7,610	128,383	4,563	(197,912)
Class R5 shares
Subscriptions	433,844	6,530,689	8,221	126,580
Distributions reinvested	5,982	90,296	390	6,074
Redemptions	(2,556)	(40,278)	(132,767)	(1,895,973)
Net increase (decrease)	437,270	6,580,707	(124,156)	(1,763,319)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	—	—	139	1,833
Distributions reinvested	66	1,011	103	1,579
Redemptions	(318)	(5,304)	(2,524)	(35,644)
Net decrease	(252)	(4,293)	(2,282)	(32,232)
Class Z shares
Subscriptions	1,036,708	16,876,995	4,314,381	63,795,199
Distributions reinvested	517,018	7,891,164	649,225	10,015,546
Redemptions	(2,419,624)	(38,604,167)	(4,734,810)	(69,728,260)
Net increase (decrease)	(865,898)	(13,836,008)	228,796	4,082,485
Total net decrease	(141,743)	(589,943)	(670,302)	(12,127,923)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$15.95		$12.98		$14.35		$12.69		$12.41		$10.07
Income from investment operations:
Net investment income	0.14		0.20		0.16		0.21		0.18		0.12
Net realized and unrealized gain (loss)	(1.05)		3.54		(0.20)		1.92		0.59		2.48
Total from investment operations	(0.91)		3.74		(0.04)		2.13		0.77		2.60
Less distributions to shareholders:
Net investment income	(0.13)		(0.20)		(0.17)		(0.21)		(0.19)		(0.26)
Net realized gains	(0.51)		(0.57)		(1.16)		(0.26)		(0.32)		—
Total distributions to shareholders	(0.64)		(0.77)		(1.33)		(0.47)		(0.51)		(0.26)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		0.00	(a)	0.02		—
Net asset value, end of period	$14.40		$15.95		$12.98		$14.35		$12.69		$12.41
Total return	(5.92%)		29.08%		(0.37%)		16.92%		6.59%		26.04	%(b)
Ratios to average net assets(c)
Total gross expenses	1.25	%(d)	1.24%		1.28%		1.31	%(e)	1.26%		1.27	%(e)
Total net expenses(f)	1.25	%(d)(g)	1.24	%(g)	1.28	%(g)	1.30	%(e)(g)	1.24	%(g)	1.27	%(e)(g)
Net investment income	1.78	%(d)	1.38%		1.07%		1.49%		1.44%		1.04%
Supplemental data
Net assets, end of period (in thousands)	$113,391		$131,148		$105,995		$112,410		$99,335		$27,511
Portfolio turnover	25%		35%		80%		65%		72%		108%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$15.99		$13.01		$14.38		$12.71		$12.43		$10.09
Income from investment operations:
Net investment income	0.07		0.08		0.04		0.10		0.08		0.02
Net realized and unrealized gain (loss)	(1.04)		3.56		(0.19)		1.94		0.58		2.50
Total from investment operations	(0.97)		3.64		(0.15)		2.04		0.66		2.52
Less distributions to shareholders:
Net investment income	(0.07)		(0.09)		(0.06)		(0.11)		(0.09)		(0.18)
Net realized gains	(0.51)		(0.57)		(1.16)		(0.26)		(0.32)		—
Total distributions to shareholders	(0.58)		(0.66)		(1.22)		(0.37)		(0.41)		(0.18)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		0.00	(a)	0.03		—
Net asset value, end of period	$14.44		$15.99		$13.01		$14.38		$12.71		$12.43
Total return	(6.26%)		28.14%		(1.13%)		16.10%		5.76%		25.07	%(b)
Ratios to average net assets(c)
Total gross expenses	2.00	%(d)	1.99%		2.03%		2.05	%(e)	2.02%		2.02	%(e)
Total net expenses(f)	2.00	%(d)(g)	1.99	%(g)	2.03	%(g)	2.05	%(e)(g)	2.01	%(g)	2.02	%(e)(g)
Net investment income	0.92	%(d)	0.53%		0.26%		0.68%		0.61%		0.21%
Supplemental data
Net assets, end of period (in thousands)	$1,681		$2,732		$3,559		$5,341		$7,274		$2,986
Portfolio turnover	25%		35%		80%		65%		72%		108%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$15.95		$12.98		$14.34		$12.68		$12.40		$10.07
Income from investment operations:
Net investment income	0.08		0.09		0.04		0.10		0.08		0.03
Net realized and unrealized gain (loss)	(1.05)		3.54		(0.18)		1.93		0.59		2.48
Total from investment operations	(0.97)		3.63		(0.14)		2.03		0.67		2.51
Less distributions to shareholders:
Net investment income	(0.07)		(0.09)		(0.06)		(0.11)		(0.09)		(0.18)
Net realized gains	(0.51)		(0.57)		(1.16)		(0.26)		(0.32)		—
Total distributions to shareholders	(0.58)		(0.66)		(1.22)		(0.37)		(0.41)		(0.18)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		0.00	(a)	0.02		—
Net asset value, end of period	$14.40		$15.95		$12.98		$14.34		$12.68		$12.40
Total return	(6.28%)		28.13%		(1.08%)		16.06%		5.77%		25.02	%(b)
Ratios to average net assets(c)
Total gross expenses	2.00	%(d)	1.99%		2.03%		2.06	%(e)	2.01%		2.02	%(e)
Total net expenses(f)	2.00	%(d)(g)	1.99	%(g)	2.03	%(g)	2.05	%(e)(g)	2.00	%(g)	2.02	%(e)(g)
Net investment income	1.03	%(d)	0.62%		0.30%		0.72%		0.67%		0.28%
Supplemental data
Net assets, end of period (in thousands)	$18,654		$21,155		$18,045		$21,001		$19,802		$6,900
Portfolio turnover	25%		35%		80%		65%		72%		108%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class I	(Unaudited)		2014	2013	2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$16.01		$13.03	$14.39	$12.72		$12.42		$11.77
Income from investment operations:
Net investment income	0.20		0.25	0.22	0.27		0.21		0.07
Net realized and unrealized gain (loss)	(1.09)		3.56	(0.18)	1.93		0.62		0.70
Total from investment operations	(0.89)		3.81	0.04	2.20		0.83		0.77
Less distributions to shareholders:
Net investment income	(0.16)		(0.26)	(0.24)	(0.27)		(0.24)		(0.12)
Net realized gains	(0.51)		(0.57)	(1.16)	(0.26)		(0.32)		—
Total distributions to shareholders	(0.67)		(0.83)	(1.40)	(0.53)		(0.56)		(0.12)
Redemption fees:
Redemption fees added to paid-in capital	—		—	—	0.00	(b)	0.03		—
Net asset value, end of period	$14.45		$16.01	$13.03	$14.39		$12.72		$12.42
Total return	(5.76%)		29.61%	0.21%	17.48%		7.19%		6.52	%(c)
Ratios to average net assets(d)
Total gross expenses	0.80	%(e)	0.80%	0.80%	0.84	%(f)	0.80%		0.96	%(e)(f)
Total net expenses(g)	0.80	%(e)	0.80%	0.80%	0.84	%(f)	0.80	%(h)	0.96	%(e)(f)(h)
Net investment income	2.46	%(e)	1.70%	1.47%	1.95%		1.65%		2.34	%(e)
Supplemental data
Net assets, end of period (in thousands)	$52,440		$45,809	$46,560	$70,213		$68,508		$35,388
Portfolio turnover	25%		35%	80%	65%		72%		108%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class K	(Unaudited)		2014	2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$15.99		$13.02	$14.38	$12.72		$12.73
Income from investment operations:
Net investment income	0.16		0.22	0.19	0.23		0.18
Net realized and unrealized gain (loss)	(1.06)		3.54	(0.19)	1.93		0.31
Total from investment operations	(0.90)		3.76	—	2.16		0.49
Less distributions to shareholders:
Net investment income	(0.14)		(0.22)	(0.20)	(0.24)		(0.20)
Net realized gains	(0.51)		(0.57)	(1.16)	(0.26)		(0.32)
Total distributions to shareholders	(0.65)		(0.79)	(1.36)	(0.50)		(0.52)
Redemption fees:
Redemption fees added to paid-in capital	—		—	—	0.00	(b)	0.02
Net asset value, end of period	$14.44		$15.99	$13.02	$14.38		$12.72
Total return	(5.84%)		29.17%	(0.10%)	17.09%		4.24%
Ratios to average net assets(c)
Total gross expenses	1.10	%(d)	1.10%	1.10%	1.13	%(e)	1.12	%(d)
Total net expenses(f)	1.10	%(d)	1.10%	1.10%	1.13	%(e)	1.12	%(d)(g)
Net investment income	1.95	%(d)	1.50%	1.26%	1.64%		1.66	%(d)
Supplemental data
Net assets, end of period (in thousands)	$54		$58	$72	$74		$75
Portfolio turnover	25%		35%	80%	65%		72%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class R	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$15.94		$12.97		$14.34		$12.67		$12.40		$11.75
Income from investment operations:
Net investment income (loss)	0.12		0.17		0.13		0.17		0.16		(0.07)
Net realized and unrealized gain (loss)	(1.05)		3.53		(0.21)		1.94		0.56		0.82
Total from investment operations	(0.93)		3.70		(0.08)		2.11		0.72		0.75
Less distributions to shareholders:
Net investment income	(0.11)		(0.16)		(0.13)		(0.18)		(0.16)		(0.10)
Net realized gains	(0.51)		(0.57)		(1.16)		(0.26)		(0.32)		—
Total distributions to shareholders	(0.62)		(0.73)		(1.29)		(0.44)		(0.48)		(0.10)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		0.00	(b)	0.03		—
Net asset value, end of period	$14.39		$15.94		$12.97		$14.34		$12.67		$12.40
Total return	(6.05%)		28.78%		(0.62%)		16.74%		6.25%		6.36	%(c)
Ratios to average net assets(d)
Total gross expenses	1.50	%(e)	1.49%		1.53%		1.55	%(f)	1.51%		1.76	%(e)(f)
Total net expenses(g)	1.50	%(e)(h)	1.49	%(h)	1.53	%(h)	1.55	%(f)(h)	1.49	%(h)	1.76	%(e)(f)(h)
Net investment income (loss)	1.51	%(e)	1.15%		0.87%		1.20%		1.29%		(2.20	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$8,189		$9,922		$7,491		$6,131		$6,004		$3
Portfolio turnover	25%		35%		80%		65%		72%		108%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class R4	(Unaudited)		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$16.20		$13.18		$14.56		$14.28
Income from investment operations:
Net investment income	0.18		0.25		0.25		(0.00	)(b)
Net realized and unrealized gain (loss)	(1.08)		3.57		(0.25)		0.58
Total from investment operations	(0.90)		3.82		—		0.58
Less distributions to shareholders:
Net investment income	(0.15)		(0.23)		(0.22)		(0.04)
Net realized gains	(0.51)		(0.57)		(1.16)		(0.26)
Total distributions to shareholders	(0.66)		(0.80)		(1.38)		(0.30)
Net asset value, end of period	$14.64		$16.20		$13.18		$14.56
Total return	(5.78%)		29.31%		(0.09%)		4.08%
Ratios to average net assets(c)
Total gross expenses	1.00	%(d)	1.00%		1.04%		1.07	%(d)(e)
Total net expenses(f)	1.00	%(d)(g)	0.99	%(g)	1.04	%(g)	1.07	%(d)(e)
Net investment income (loss)	2.25	%(d)	1.71%		1.74%		(0.01	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$197		$95		$17		$3
Portfolio turnover	25%		35%		80%		65%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class R5	(Unaudited)		2014	2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$15.94		$12.98	$14.35	$12.71		$12.73
Income from investment operations:
Net investment income	0.19		0.11	0.31	0.21		0.21
Net realized and unrealized gain (loss)	(1.07)		3.68	(0.29)	1.96		0.31
Total from investment operations	(0.88)		3.79	0.02	2.17		0.52
Less distributions to shareholders:
Net investment income	(0.16)		(0.26)	(0.23)	(0.27)		(0.24)
Net realized gains	(0.51)		(0.57)	(1.16)	(0.26)		(0.32)
Total distributions to shareholders	(0.67)		(0.83)	(1.39)	(0.53)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		—	—	0.00	(b)	0.02
Net asset value, end of period	$14.39		$15.94	$12.98	$14.35		$12.71
Total return	(5.75%)		29.50%	0.09%	17.24%		4.47%
Ratios to average net assets(c)
Total gross expenses	0.85	%(d)	0.85%	0.86%	0.84	%(e)	0.79	%(d)
Total net expenses(f)	0.85	%(d)	0.85%	0.86%	0.84	%(e)	0.79	%(d)(g)
Net investment income	2.50	%(d)	0.82%	2.21%	1.52%		1.99	%(d)
Supplemental data
Net assets, end of period (in thousands)	$6,435		$157	$1,739	$37		$3,463
Portfolio turnover	25%		35%	80%	65%		72%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class W	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$15.96		$12.99		$14.36		$12.69		$12.41		$11.75
Income from investment operations:
Net investment income (loss)	0.14		0.18		0.12		0.24		0.18		(0.05)
Net realized and unrealized gain (loss)	(1.05)		3.56		(0.16)		1.90		0.59		0.81
Total from investment operations	(0.91)		3.74		(0.04)		2.14		0.77		0.76
Less distributions to shareholders:
Net investment income	(0.13)		(0.20)		(0.17)		(0.21)		(0.19)		(0.10)
Net realized gains	(0.51)		(0.57)		(1.16)		(0.26)		(0.32)		—
Total distributions to shareholders	(0.64)		(0.77)		(1.33)		(0.47)		(0.51)		(0.10)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		0.00	(b)	0.02		—
Net asset value, end of period	$14.41		$15.96		$12.99		$14.36		$12.69		$12.41
Total return	(5.92%)		29.06%		(0.36%)		17.00%		6.58%		6.51	%(c)
Ratios to average net assets(d)
Total gross expenses	1.25	%(e)	1.24%		1.27%		1.32	%(f)	1.27%		1.22	%(e)(f)
Total net expenses(g)	1.25	%(e)(h)	1.24	%(h)	1.27	%(h)	1.31	%(f)(h)	1.24	%(h)	1.22	%(e)(f)(h)
Net investment income (loss)	1.77	%(e)	1.22%		0.79%		1.69%		1.41%		(1.64	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$27		$33		$57		$9,432		$6		$3
Portfolio turnover	25%		35%		80%		65%		72%		108%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$15.98		$13.00		$14.37		$12.70		$12.43		$10.09
Income from investment operations:
Net investment income	0.16		0.24		0.19		0.25		0.19		0.14
Net realized and unrealized gain (loss)	(1.05)		3.54		(0.19)		1.93		0.60		2.49
Total from investment operations	(0.89)		3.78		—		2.18		0.79		2.63
Less distributions to shareholders:
Net investment income	(0.15)		(0.23)		(0.21)		(0.25)		(0.22)		(0.29)
Net realized gains	(0.51)		(0.57)		(1.16)		(0.26)		(0.32)		—
Total distributions to shareholders	(0.66)		(0.80)		(1.37)		(0.51)		(0.54)		(0.29)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		0.00	(a)	0.02		—
Net asset value, end of period	$14.43		$15.98		$13.00		$14.37		$12.70		$12.43
Total return	(5.80%)		29.43%		(0.10%)		17.28%		6.73%		26.29	%(b)
Ratios to average net assets(c)
Total gross expenses	1.00	%(d)	0.99%		1.03%		1.06	%(e)	1.03%		1.02	%(e)
Total net expenses(f)	1.00	%(d)(g)	0.99	%(g)	1.03	%(g)	1.05	%(e)(g)	1.01	%(g)	1.02	%(e)(g)
Net investment income	2.03	%(d)	1.63%		1.26%		1.76%		1.52%		1.23%
Supplemental data
Net assets, end of period (in thousands)	$311,916		$359,305		$289,448		$384,007		$303,881		$304,497
Portfolio turnover	25%		35%		80%		65%		72%		108%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Real Estate Equity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended June 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R	0.20
Class R4	0.20
Class R5	0.04
Class W	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $1,460.

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At June 30, 2015, the Fund's total potential future obligation over the life of the Guaranty is $21,401. The liability remaining at June 30, 2015 for non-recurring charges associated with the lease amounted to $12,780 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $70,458 for Class A, $155 for Class B and $1,773 for Class C shares for the six months ended June 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class A	1.32%	1.33%	1.32%
Class B	2.07	2.08	2.07
Class C	2.07	2.08	2.07
Class I	0.92	0.93	0.91
Class K	1.22	1.23	1.21
Class R	1.57	1.58	1.57
Class R4	1.07	1.08	1.07
Class R5	0.97	0.98	0.96
Class W	1.32	1.33	1.32
Class Z	1.07	1.08	1.07

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $394,897,000

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$121,862,000
Unrealized depreciation	(5,286,000)
Net unrealized appreciation	$116,576,000

The following capital loss carryforwards, determined as of December 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2015	6,294,337
2016	10,496,317
2017	5,025,563
Total	21,816,217

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $138,993,903 and $144,672,206, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, two unaffiliated shareholders of record owned 39.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 28.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Real Estate Industry Risk

The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of

1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Real Estate Equity Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent

1 Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the fifty-fifth, seventy-sixth and eighty-third percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the second and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015

COLUMBIA REAL ESTATE EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Columbia Real Estate Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR212_12_E01_(08/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 20, 2015